PROPERTY AND EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2014
Cost:
Furniture and equipment	$ 3,157,000		$ 2,930,000
Accumulated depreciation	(2,365,000)		(2,114,000)
Property and equipment, net	$ 792,000	$ 1,166,000	$ 816,000
Furniture and Fixtures [Member] | Maximum [Member]
Cost:
Useful Life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Cost:
Useful Life	3 years